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Cambria Global Asset Allocation ETF
Cambria Global Asset Allocation ETF

Cambria ETF Trust

Cambria Shareholder Yield ETF (SYLD) (the "Shareholder Yield ETF")

Cambria Foreign Shareholder Yield ETF (FYLD) (the "Foreign Shareholder Yield ETF")

Cambria Emerging Shareholder Yield ETF (EYLD) (the "Emerging Shareholder Yield ETF")

Cambria Sovereign Bond ETF (SOVB) (the "Sovereign Bond ETF")

Cambria Global Value ETF (GVAL) (the "Global Value ETF")

Cambria Global Momentum ETF (GMOM) (the "Global Momentum ETF")

Cambria Value and Momentum ETF (VAMO) (the "Value and Momentum ETF")

Cambria Global Asset Allocation ETF (GAA) (the "Global Asset Allocation ETF")

Cambria Tail Risk ETF (TAIL) (the "Tail Risk ETF")

(each, a "Fund" and, collectively, the "Funds")

Supplement dated June 8, 2020 to:

•	each Fund's Summary Prospectus, dated September 1, 2019, as amended or supplemented (collectively, the "Summary Prospectuses"); and
•	the Funds' Statutory Prospectus, dated September 1, 2019, as amended or supplemented (the "Statutory Prospectus," and, together with the Summary Prospectuses, the "Prospectuses").

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

The Funds' after-tax returns have been revised. Accordingly, the Prospectuses are hereby amended and supplemented as follows:

8.	In the "Performance" section of the Global Asset Allocation ETF's Summary Prospectus, and the corresponding section of the Statutory Prospectus, the "Average Annual Total Returns" table is hereby deleted and replaced with the following:

Average Annual Total Returns for the period ending December 31, 2018
Average Annual Total Returns -	Label	1 Year [1]	Since Inception [1]	Inception Date
Cambria Global Asset Allocation ETF	Return Before Taxes	(6.85%)	2.62%	Dec. 09, 2014
Cambria Global Asset Allocation ETF | Return After Taxes on Distributions	Return After Taxes on Distributions	(7.68%)	1.59%	Dec. 09, 2014
Cambria Global Asset Allocation ETF | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	(3.79%)	1.63%	Dec. 09, 2014
S&P 500 Index (Reflects no deduction for fees, expenses or taxes)	S&P 500 Index (Reflects no deduction for fees, expenses or taxes)	(4.38%)	7.14%	Dec. 09, 2014
S&P Balanced Equity & Bond Moderate Index (Reflects no deduction for fees, expenses or taxes)	S&P Balanced Equity & Bond Moderate Index (Reflects no deduction for fees, expenses or taxes)	(1.44%)	5.10%	Dec. 09, 2014
Cambria Global Asset Allocation Index (Reflects no deduction for fees, expenses or taxes)	Cambria Global Asset Allocation Index (Reflects no deduction for fees, expenses or taxes)	(7.69%)	0.98%	Dec. 09, 2014
[1]	The Fund's objective changed effective January 1, 2019. Prior to that date, the Fund was actively managed and sought to track the performance, before fees and expenses, of the Cambria Global Asset Allocation Index. As of January 1, 2019, the Fund is actively managed and seeks income and capital appreciation from investments in exchange-traded vehicles.

Please retain this supplement for future reference.